SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of net income (loss) per share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Weighted average shares outstanding of Common Stock, basic (in shares)	20,171,922	21,124,057	15,643,799	21,124,057
Weighted average shares outstanding of Common Stock, diluted ( in shares)	20,171,922	21,124,057	15,643,799	21,124,057
Basic net loss per share, Common Stock ( in dollars per share)	$ (0.61)	$ (0.12)	$ (1.09)	$ (0.24)
Diluted net loss per share, Common Stock ( in dollars per share)	$ (0.61)	$ (0.12)	$ (1.09)	$ (0.24)
Monterey Capital Acquisition Corporation
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of undistributable losses					$ (14,943,203)	$ (3,763,638)
Net income (loss) to common stock					(14,943,203)	(3,763,638)
Monterey Capital Acquisition Corporation | Class A common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of undistributable losses					(11,732,741)	(2,711,247)
Net income (loss) to common stock					$ (11,732,741)	$ (2,711,247)
Weighted average shares outstanding of Common Stock, basic (in shares)					8,909,750	5,872,877
Weighted average shares outstanding of Common Stock, diluted ( in shares)					8,909,750	5,872,877
Basic net loss per share, Common Stock ( in dollars per share)					$ (1.32)	$ (0.46)
Diluted net loss per share, Common Stock ( in dollars per share)					$ (1.32)	$ (0.46)
Monterey Capital Acquisition Corporation | Class A Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of undistributable losses					$ (181,724)	$ (40,669)
Net income (loss) to common stock					$ (181,724)	$ (40,669)
Weighted average shares outstanding of Common Stock, basic (in shares)					138,000	88,093
Weighted average shares outstanding of Common Stock, diluted ( in shares)					138,000
Basic net loss per share, Common Stock ( in dollars per share)					$ (1.32)	$ (0.46)
Diluted net loss per share, Common Stock ( in dollars per share)					$ (1.32)	$ (0.46)
Monterey Capital Acquisition Corporation | Class B Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of undistributable losses					$ (3,028,738)	$ (1,011,722)
Net income (loss) to common stock					$ (3,028,738)	$ (1,011,722)
Weighted average shares outstanding of Common Stock, basic (in shares)					2,300,000	2,191,507
Weighted average shares outstanding of Common Stock, diluted ( in shares)					2,300,000	2,191,507
Basic net loss per share, Common Stock ( in dollars per share)					$ (1.32)	$ (0.46)
Diluted net loss per share, Common Stock ( in dollars per share)					$ (1.32)	$ (0.46)